9. INCOME TAXES (Details 2)	12 Months Ended
Dec. 31, 2015 USD ($)
Operating losses amount	$ 444,100
Expiry Year 1
Operating losses expiration year	2024
Operating losses amount	$ 10,000
Expiry Year 2
Operating losses expiration year	2025
Operating losses amount	$ 7,600
Expiry Year 3
Operating losses expiration year	2026
Operating losses amount	$ 6,000
Expiry Year 4
Operating losses expiration year	2027
Operating losses amount	$ 10,900
Expiry Year 5
Operating losses expiration year	2028
Operating losses amount	$ 53,200
Expiry Year 6
Operating losses expiration year	2029
Operating losses amount	$ 8,975
Expiry Year 7
Operating losses expiration year	2030
Operating losses amount	$ 6,445
Expiry Year 8
Operating losses expiration year	2031
Operating losses amount	$ 6,445
Expiry Year 9
Operating losses expiration year	2032
Operating losses amount	$ 6,445
Expiry Year 10
Operating losses expiration year	2033
Operating losses amount	$ 6,445
Expiry Year 11
Operating losses expiration year	2034
Operating losses amount	$ 6,445
Expiry Year 12
Operating losses expiration year	2035
Operating losses amount	$ 315,200